CERTNYS
File # 1-09924

15008755

NYSE

Received SEC

FEB 05 2016

Washington DC 20549

..vio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

February 5, 2016

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration Depositary Shares, Each Representing a 1/1,000th Interest in a Share of 6.300% Noncumulative Preferred Stock, Series S of Citigroup Inc. under the Exchange Act of 1934.

Sincerely,